Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2021
Registrant Name	dei_EntityRegistrantName	The Target Portfolio Trust
CIK	dei_EntityCentralIndexKey	0000890339
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2021
Effective Date	dei_DocumentEffectiveDate	Sep. 29, 2021
Prospectus Date	rr_ProspectusDate	Sep. 29, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Core Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPCAX
PGIM Core Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPCCX
PGIM Core Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPCRX
PGIM Core Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TAIBX
PGIM Core Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPCQX
PGIM Corporate Bond Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWAX
PGIM Corporate Bond Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWCX
PGIM Corporate Bond Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWRX
PGIM Corporate Bond Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGMBX
PGIM Corporate Bond Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCWQX
PGIM QMA Small-Cap Value Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSVAX
PGIM QMA Small-Cap Value Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRACX
PGIM QMA Small-Cap Value Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSVRX
PGIM QMA Small-Cap Value Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TASVX
PGIM QMA Small-Cap Value Fund | R2
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVDX
PGIM QMA Small-Cap Value Fund | R4
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSVKX
PGIM QMA Small-Cap Value Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSVQX